Organization, Description of Business, Merger Agreement, Basis of Presentation, Reclassifications, Reverse Stock Split and Business Disposals (Details Narrative) - USD ($)
$ / shares in Units, $ in Thousands
				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 24, 2019	Jul. 15, 2019	Jul. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Reverse stock split	30-for-1 reverse stock split
Interest paid							$ 38		$ 2,211	$ 2,211	$ 1,801
Due to the buyer						421		421
Payments received on advance from NovellusDx, Ltd.											1,500
Earn-Out from siParadigm, current portion					747	$ 141		$ 141		747
NovellusDx, Ltd. [Member]
Term note, principal balance					350					350
Interest rate						0.00%		0.00%
John A Roberts [Member]
Reimbursement due						$ 5		$ 155
Glenn Miles [Member]
Reimbursement due						$ 5		$ 155
Clinical Agreement [Member]
Cash consideration received, total			$ 747
Cash consideration received for equipment			45
Payments received on advance from NovellusDx, Ltd.			1,000
Transaction costs			$ 298
PFG [Member] | Secured Debt [Member]
Term note, principal balance		$ 6,000
StemoniX Inc [Member] | Cancer Genetics, Inc. [Member]
Ownership percentage						78.00%		78.00%
Existing stockholders of CGI [Member] | Cancer Genetics, Inc. [Member]
Ownership percentage by noncontrolling owners						22.00%		22.00%
BioPharma Business [Member]
Gross consideration		23,500
Closing adjustments		2,000
Promissory note receivable		7,700
Cash received from transaction		$ 2,300
Interest rate	6.00%
Maturity date, description	Matured in October 2019.
Excess consideration note matured amount	$ 6,000				888
Interest paid	24
Net worth adjustment	775
Security for indemnification obligations	735
Debt Instrument, Collateral Amount	$ 153
BioPharma Business [Member] | Transition Services Agreement [Member]
Related party shared services						$ 10		$ 208		186
Due to the buyer					92					92
siParadigm [Member]
Term of contract				24 months				24 months
Period of service				12 months				12 months
Earn-Out from siParadigm, current portion					$ 747	$ 141		$ 141		747
Iliad Research and Trading, L.P. [Member] | Convertible Note [Member] | NovellusDx, Ltd. [Member] | Discontinued Operations [Member]
Interest expense on convertible promissory note							$ 22		$ 1,500	$ 1,500	$ 389